CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Investment Income from life insurance policies held using investment method		$ 17,980,987	$ 37,828,829
Change in fair value of life insurance policies (policies held using fair value method)		43,214,390	5,413,751
Total active management revenue		61,195,377	43,242,580
Total revenues		66,401,451	44,713,552
COST OF REVENUES (excluding depreciation and amortization stated below):
Total cost of revenue		6,490,377	5,884,669
Gross Profit		59,911,074	38,828,883
OPERATING EXPENSES:
Sales and marketing		4,905,747	2,596,140
General and administrative (including stock-based compensation)		26,482,571	1,426,865
Loss on change in fair value of debt		2,356,058	90,719
Unrealized loss (gain) on investments		(1,369,112)	1,045,623
Depreciation and amortization expense		3,409,928	4,282
Total operating expenses		35,785,192	5,163,629
Operating Income		24,125,882	33,665,254
OTHER INCOME (EXPENSE):
Loss on change in fair value of warrant liability		(4,204,360)	0
Interest (expense)		(9,866,821)	(42,798)
Interest income		594,764	1,474
Other income (expense)		(146,443)	(347,013)
Total other income (expense)		(13,622,860)	(388,337)
Net income before provision for income taxes		10,503,022	33,276,917
Income tax provision		1,468,535	889,943
NET INCOME		9,034,487	32,386,974
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST		(482,139)	704,699
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS		$ 9,516,626	$ 31,682,275
EARNINGS PER SHARE:
Earnings per share - basic (in dollars per share)		$ 0.17	$ 0.63
Earnings per share - diluted (in dollars per share)		$ 0.16	$ 0.63
Weighted-average stock outstanding - basic (in shares)	[1]	56,951,414	50,369,350
Weighted-average stock outstanding - diluted (in shares)	[1]	57,767,898	50,369,350
NET INCOME		$ 9,034,487	$ 32,386,974
Other comprehensive income, net of tax:
Change in fair value of debt (risk adjusted)		(1,248,330)	1,395,830
Comprehensive income before non-controlling interests		7,786,157	33,782,804
Net and comprehensive income (loss) attributable to non-controlling interests		(800,311)	1,047,693
COMPREHENSIVE INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS		8,586,468	32,735,111
Portfolio services revenue
REVENUES:
Revenue		1,002,174	1,470,972
Originations revenue
REVENUES:
Revenue		4,203,900	0
Related Party
COST OF REVENUES (excluding depreciation and amortization stated below):
Total cost of revenue		99,456	0
Related Party | Portfolio services revenue
REVENUES:
Revenue		778,678	818,300
Related Party | Originations revenue
REVENUES:
Revenue		494,972	0
Nonrelated Party
COST OF REVENUES (excluding depreciation and amortization stated below):
Total cost of revenue		6,390,921	5,884,669
Nonrelated Party | Portfolio services revenue
REVENUES:
Revenue		223,496	652,672
Nonrelated Party | Originations revenue
REVENUES:
Revenue		$ 3,708,928	$ 0

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.